Financial Instruments and Financial Risk Management - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure Of Financial Instruments [Line Items]
Customer information	No single customer accounts for more than 5% of the Group’s revenue;
Group's revenue	5.00%
Percentage of trade receivables that are not past due or 30 days or less past due	94.90%	94.20%
Trade receivables description	Approximately 95.0% (2019 – 94.2%) of the Group’s trade receivables are not past due or 30 days or less past due;
Gain (loss) on net investment hedge net of tax	$ (2,010,000)	$ 12,158,000
Change in interest rates	1.00%
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Amounts available under revolving credit facility	$ 825,000,000	466,000,000
Additional amounts available under revolving credit facility	196,500,000	192,500,000
Currency Risk
Disclosure Of Financial Instruments [Line Items]
Estimated annual net US$ denominated cash flow from operating activities	280,000,000	330,000,000
Interest Rate Risk | Cash Flow Hedges | Interest Rate Swap
Disclosure Of Financial Instruments [Line Items]
Gain (loss) on net investment hedge net of tax	(500,000)	(10,000,000)
Net of tax, loss on cash flow hedge recognised in other comprehensive income	(500,000)	(7,400,000)
Interest Rate Risk | 30-day Libor Rate | Cash Flow Hedges | Interest Rate Swap | Variable Interest
Disclosure Of Financial Instruments [Line Items]
Variable interest debt	0	325,000,000
Canada, Dollars | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Additional amounts available under revolving credit facility			$ 245	$ 245
United States of America, Dollars | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Additional amounts available under revolving credit facility	$ 5,000,000	$ 5,000,000
Top of Range
Disclosure Of Financial Instruments [Line Items]
Bad debt expense to consolidated revenue	0.10%